Offerings	Sep. 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	28,750,000
Proposed Maximum Offering Price per Unit	10.80
Maximum Aggregate Offering Price	$ 310,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 42,880.05
Offering Note	Prior to the consummation of the Business Combination described in the proxy statement/prospectus forming part of this registration statement and subject to the approval of its shareholders, Launch Two intends to effect the Domestication. Represents Common Stock, issuable pursuant to the Domestication to the shareholders of Launch Two, with the per unit price estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per share is based on the average of the high and low prices of Launch Two Class A Ordinary Shares, as quoted on the Nasdaq Global Market on September 4, 2026, which was $10.80 per share.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Public Warrants
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee with respect to the public warrants has been allocated to the Combined Company Common Stock underlying Launch Two's public warrants, and those shares of Common Stock are included in the total registration fee.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Private Warrants
Amount Registered | shares	7,075,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee with respect to the private warrants has been allocated to the Combined Company Common Stock underlying Launch Two's private warrants, and those shares of Common Stock are included in the total registration fee.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of Warrants
Amount Registered | shares	18,575,000
Proposed Maximum Offering Price per Unit	11.77
Maximum Aggregate Offering Price	$ 218,627,750.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 30,192.49
Offering Note	Represents 11,500,000 shares of Combined Company Common Stock underlying Launch Two's public warrants and 7,075,000 shares of Combined Company Common Stock underlying Launch Two's private placement warrants pursuant to the Domestication, with the per unit price estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the fee payable has been calculated based on the maximum offering price per share plus the exercise price of the warrants of $11.50 per warrant. The proposed maximum offering price per share is based on the average of the high and low prices of Launch Two's public warrants as quoted on Nasdaq Global Market on September 9, 2026, which was $0.2657 per warrant.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	58,785,720
Maximum Aggregate Offering Price	$ 195.76
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.03
Rule 457(f)	true
Amount of Securities Received | shares	58,785,720
Value of Securities Received, Per Share	0.00000333
Value of Securities Received	$ 195.76
Fee Note MAOP	$ 195.76
Offering Note	The amount to be registered represents the maximum amount of Combined Company Common Stock issuable to (a) the stockholders of NuCube and (b) the holders of Earnout Shares upon the achievement of specified post-closing stock price milestones during the applicable earnout period, in each case in connection with the Business Combination. The value per share of the securities to be received by Launch Two upon the issuance of such securities and the proposed maximum offering price per share is estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) under the Securities Act. NuCube is a private company, no market exists for its securities, and NuCube has an accumulated deficit. Therefore, the proposed maximum offering price per share is one-third of the aggregate par value of the securities expected to be exchanged in the Business Combination. No cash is to be received or paid by Launch Two in connection with the securities to be exchanged in the Business Combination.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Assumed Warrants
Amount Registered | shares	977,444
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee with respect to the Assumed Warrants has been allocated to the Combined Company Common Stock underlying the Assumed Warrants, and those shares of Common Stock are included in the total registration fee.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Assumed Options
Amount Registered | shares	2,062,890
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee with respect to the Assumed Options has been allocated to the Combined Company Common Stock underlying the Assumed Options, and those shares of Common Stock are included in the total registration fee.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of Assumed Warrants
Amount Registered | shares	977,444
Maximum Aggregate Offering Price	$ 3.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Rule 457(f)	true
Amount of Securities Received | shares	977,444
Value of Securities Received, Per Share	0.00000333
Value of Securities Received	$ 3.25
Fee Note MAOP	$ 3.25
Offering Note	The amount to be registered represents the maximum amount of Combined Company Common Stock issuable to the holders of the Assumed Warrants in connection with the Business Combination. The value per share of the securities to be received by Launch Two upon the issuance of such securities and the proposed maximum offering price per share is estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) under the Securities Act. NuCube is a private company, no market exists for its securities, and NuCube has an accumulated deficit. Therefore, the proposed maximum offering price per share is one-third of the aggregate par value of the securities expected to be exchanged in the Business Combination. No cash is to be received or paid by Launch Two in connection with the securities to be exchanged in the Business Combination.
Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of Assumed Options
Amount Registered | shares	2,062,890
Maximum Aggregate Offering Price	$ 6.87
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Rule 457(f)	true
Amount of Securities Received | shares	2,062,890
Value of Securities Received, Per Share	0.00000333
Value of Securities Received	$ 6.87
Fee Note MAOP	$ 6.87
Offering Note	The amount to be registered represents the maximum amount of Combined Company Common Stock issuable to the holders the Assumed Options in connection with the Business Combination. The value per share of the securities to be received by Launch Two upon the issuance of such securities and the proposed maximum offering price per share is estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) under the Securities Act. NuCube is a private company, no market exists for its securities, and NuCube has an accumulated deficit. Therefore, the proposed maximum offering price per share is one-third of the aggregate par value of the securities expected to be exchanged in the Business Combination. No cash is to be received or paid by Launch Two in connection with the securities to be exchanged in the Business Combination.